Exhibit 99.6 Schedule 2

Rating Agency Exceptions Report: 11/3/2026

Loan Information										Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
120000000001	XXXXXXX	XXXXXXX	Purchase	Owner Occupied	Single Family Detached	0	770	75.00%	XXXXXXX											A	A	A	A
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